Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Income tax expense
Summary of income tax expense

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	8,208	3,308	1,000
Deferred tax
PRC enterprise income tax previous years	—	—	(5,890)
Origination and reversal of temporary differences (Note 23)	(20,006)	(21,375)	(10,246)
Income tax credit	(11,798)	(18,067)	(15,136)

Summary of taxation on the Groups loss before income tax differs from the theoretical amount that would arise using the taxation rate of PRC

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	(681,314)	(94,173)	(55,058)
Calculated at a taxation rate of 25%	(170,329)	(23,543)	(13,765)
Expenses not tax deductible	42,450	7,223	4,121
Tax losses not recognized	117,454	5,531	1,124
Difference in overseas tax rates	(304)	(400)	(364)
Over‑provision in respect of prior years	(1,069)	(6,878)	(6,252)
Income tax expense/(credit)	(11,798)	(18,067)	(15,136)